Long-Term Debt Long-Term Debt - Sabine Pass Liquefaction LC Agreement (Details) (Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member], Sabine Pass Liquefaction LC Agreement [Member], USD $)
In Millions, unless otherwise specified
9 Months Ended
Sep. 30, 2014
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 325.0
Line of Credit Facility, Base Interest Rate	2.00%
Letters of Credit Outstanding, Amount	$ 9.5
Unissued Portion [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Commitment Fee Percentage	0.75%
Portion issued and not drawn [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Commitment Fee Percentage	2.50%